Basis of Presentation (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
BASIS OF PRESENTATION

The accompanying unaudited Financial Statements of Sabine Pass Liquefaction, LLC have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information and with Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In our opinion, all adjustments, consisting only of normal recurring adjustments necessary for a fair presentation, have been included. Certain reclassifications have been made to conform prior period information to the current presentation.  The reclassifications had no effect on our overall financial position, results of operations or cash flows.

Results of operations for the six months ended June 30, 2014 are not necessarily indicative of the results of operations that will be realized for the year ending December 31, 2014.

We are a disregarded entity for federal and state income tax purposes. Our taxable income or loss, which may vary substantially from the net income or loss reported on our Statements of Operations, is able to be included in the federal income tax return of Cheniere Energy Partners, L.P. (“Cheniere Partners”), a publicly traded partnership which indirectly owns us. Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Financial Statements.

For further information, refer to the financial statements and accompanying notes included in our Annual Report on Form 10-K for the year ended December 31, 2013.

In June 2014, the Financial Accounting Standards Board (“FASB”) amended its guidance on development stage entities. The amendment removed all incremental financial reporting requirements from GAAP for development stage entities. This guidance is effective for interim and annual periods beginning after December 15, 2014, with early adoption permitted. We adopted this guidance in the quarterly period ended June 30, 2014. Prior to our adoption of this guidance, we were a development stage entity because we devote substantially all of our efforts to establishing a new natural gas liquefaction business and for which planned principal operations have not commenced. The adoption of this guidance did not have a material impact on our financial position, results of operations or cash flows other than the removal of inception-to-date information about income statement line items, cash flows, and equity transactions.

BASIS OF PRESENTATION

Our financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain reclassifications have been made to conform prior period information to the current presentation.  The reclassifications had no effect on our overall financial position, results of operations or cash flows.

Because we are a development stage enterprise, we have presented our financial statements in accordance with guidance applicable to development stage entities. Our Statements of Operations also include expense allocations for certain corporate functions historically performed by Cheniere, including allocations of material general corporate expenses related to executive oversight, accounting, treasury, tax, legal, procurement and information technology. These allocations are based primarily on specific identification of time and/or activities associated with Sabine Pass Liquefaction, employee headcount or capital expenditures. Our management believes the assumptions underlying the financial statements, including the assumptions regarding allocating general corporate expenses from Cheniere, are reasonable. Nevertheless, the financial statements may not include all of the actual expenses that would have been incurred had we been a stand-alone company during the periods presented and may not reflect our results of operations, financial position and cash flows had we been a stand-alone company during the periods presented. Actual costs that would have been incurred if we had been a stand-alone company would depend on multiple factors, including the organization's structure and strategic decisions made in various areas, including information technology and infrastructure.